Leases (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Leases [Line Items]
Right-of-use assets	$ 473,732	$ 504,192
Lease liabilities	$ 478,619	$ 510,464
Indicative rate of borrowing cost	0.125%
Maximum [Member] | Best Lending Rate [Member]
Leases [Line Items]
Interest rate	6.60%
Minimum [Member] | Best Lending Rate [Member]
Leases [Line Items]
Interest rate		6.60%